SHARE CAPITAL - Common and Preferred Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Debenture conversions (Note 9)		$ 140
Share-based payment transactions	$ 167	$ 75
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	508	503
Debenture conversions (in shares)		3
Issued, net of issue costs (in shares)	36
Share-based payment transactions (in shares)	4	2
Number of shares, Ending balance (in shares)	548	508
Share capital, beginning balance	$ 13,662	$ 13,447
Issued, net of issue costs	1,710
Debenture conversions (Note 9)		140
Share-based payment transactions		75
Share capital, ending balance	$ 15,539	$ 13,662
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	100	100
Issued, net of issue costs (in shares)	0	0
Number of shares, Ending balance (in shares)	122	100
Share capital, beginning balance	$ 2,423	$ 2,424
Issued, net of issue costs	533	(1)
Part VI.1 tax	(3)	(1)
Share capital, ending balance	$ 2,956	$ 2,423
Class A Series 23 Preference Shares
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)	12
Issued, net of issue costs	$ 293
Class A Series 25 Preference Shares
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)	10
Issued, net of issue costs	$ 243